Note 10 - Income Taxes (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Asset Based Upon Expected Income Tax Rates					$ 8,881,000
Valuation Allowance Percentage					100.00%
Operating Loss Carryforwards, Total					$ 18,335,000
Income Tax Expense (Benefit), Total					0	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					2,645,000	1,575,000
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount, Ending Balance						$ 768,000
State and Local Jurisdiction [Member] | Florida Department of Revenue [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					$ (102,000)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent					4.458%	5.50%
Orphan Drug Credit [Member]
Tax Credit Carryforward, Amount					$ 4,292,000